Class I Prospectus | SIMT MID CAP FUND
SIMT MID CAP FUND
Investment Goal
Long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Prospectus SIMT MID CAP FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Prospectus | SIMT MID CAP FUND | CLASS I | USD ($)	126	393	681	1,500

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Mid-Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. For purposes of this Fund, a medium-sized company is a company with a market capitalization in the range of companies in the Russell Midcap Index (between approximately $1.73 billion and $67.89 billion as of December 31, 2018) at the time of purchase. The market capitalization range and the composition of the Russell Midcap Index are subject to change. The Fund's investments in equity securities may include common and preferred stocks, warrants and, to a lesser extent, securities of small capitalization companies, real estate investment trusts (REITs), exchange-traded funds (ETFs) and securities of large capitalization companies. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund currently uses a sub-adviser, and may use multiple sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). In managing the Fund's assets, the Sub-Advisers select stocks of companies that have low price-earnings and price-book ratios, but that also have high sustainable growth levels and the probability of high positive earnings revisions.

Principal Risks

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Investment Style Risk — The risk that securities of medium capitalization companies may underperform other segments of the equity markets or the equity markets as a whole.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 19.48% (09/30/09) Worst Quarter: -21.71% (09/30/11)

Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns - Class I Prospectus - SIMT MID CAP FUND	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
CLASS I	Return Before Taxes	(12.09%)	5.85%	12.71%	9.19%	Feb. 16, 1993
After Taxes on Distributions | CLASS I	Return After Taxes on Distributions	(14.72%)	3.03%	11.09%	7.47%
After Taxes on Distributions and Sale of Fund Shares | CLASS I	Return After Taxes on Distributions and Sale of Fund Shares	(6.34%)	3.80%	10.40%	7.30%
Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	Russell Midcap Index Return (reflects no deduction for fees, expenses or taxes)	(9.06%)	6.26%	14.03%	10.42%	Feb. 16, 1993
[1]	The Fund's Class I Shares commenced operations on October 1, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.